Restricted Cash (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restricted cash and cash equivalents [text block] [Abstract]
Restricted cash and cash equivalents	$ 10,995,500
Restricted Cash Equivalents		$ 0
Restricted Cash Equivalents			$ 0